Financial - risk management objectives and policies - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial - risk management objectives and policies
Leases	$ 10,320	$ 12,953
Less: cash and short-term deposits	$ (219,790)	$ (253,918)	$ (376,999)	$ (235,449)